Summary of Significant Accounting Policies - Summary of Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2019
Developed Technology | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Developed Technology | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	6 years
Customer Relationships | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Customer Relationships | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	17 years
Patent | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Patent | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years